DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
DEPOSITS

Note 4 - Deposits

The following is a summary of deposit balances by type at March 31, 2019 and December 31, 2018:

	March 31,	December 31,
(In thousands)	2019	2018

NOW and demand	$312,286	$332,064
Regular savings	115,614	109,322
Money market deposits	227,256	229,314
Total non-certificate accounts	655,156	670,700

Certificate accounts of $250,000 or more	15,583	14,164
Certificate accounts less than $250,000	104,538	83,232
Total certificate accounts	120,121	97,396
Total deposits	$775,277	$768,096

At March 31, 2019 and December 31, 2018, the aggregate amount of brokered certificates of deposit was $69.1 million and $55.8 million respectively. Brokered certificates of deposit are not included in the totals for time deposits in denominations over $250,000 listed above.

At March 31, 2019 and December 31, 2018, the scheduled maturities for certificate accounts for each of the following five years are as follows:

	March 31,	December 31,
(In thousands)	2019	2018

Within one year	$77,622	$55,061
More than one year to two years	32,457	32,089
More than two years to three years	8,740	8,938
More than three years to four years	840	794
More than four years through five years	462	514
Total	$120,121	$97,396

Note 6 - Deposits

The following is a summary of deposit balances by type at December 31, 2018 and 2017:

(In thousands)	2018	2017

NOW and demand	$332,064	$309,514
Regular savings	109,322	112,610
Money market deposits	229,314	225,735
Total non-certificate accounts	670,700	647,859

Certificate accounts of $250,000 or more	14,164	5,061
Certificate accounts less than $250,000	83,232	97,137
Total certificate accounts	97,396	102,198
Total deposits	$768,096	$750,057

At December 31, 2018 and 2017, the aggregate amount of brokered certificates of deposit was $55.8 million and $62.3 million respectively. Brokered certificates of deposit are not included in the totals for time deposits in denominations over $250,000 listed above.

At December 31, 2018 and 2017, the scheduled maturities for certificate accounts for each of the following five years are as follows:

(In thousands)	2018	2017

2018	$-	$81,791
2019	55,061	16,105
2020	32,089	3,052
2021	8,938	410
2022	794	840
2023	514	-
Total	$97,396	$102,198

Deposits from related parties held by the Company at December 31, 2018 and 2017 amounted to $7.4 million and $16.0 million, respectively.